UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC.- USAA MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
   USAA(R)

                     USAA MONEY
                            MARKET Fund

                               [GRAPHIC OF USAA MONEY MARKET FUND]

              1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
       OCTOBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                COUPON OR
   AMOUNT     SECURITY                                               DISCOUNT RATE          MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (11.2%)

              CONSUMER FINANCE (0.1%)
  $ 4,000     Household Finance Corp., Global Notes                           8.00%        5/09/2005      $    4,121
                                                                                                          ----------

              DIVERSIFIED BANKS (2.5%)
   15,000     Mercantile Safe Deposit & Trust, CD                             1.66        11/19/2004          15,000
   10,000     Mercantile Safe Deposit & Trust, CD                             2.11         2/03/2005          10,000
   50,000     Union Planters Bank, N.A., CD                                   2.00        12/16/2004          50,000
                                                                                                          ----------
                                                                                                              75,000
                                                                                                          ----------
              GENERAL OBLIGATION (1.3%)
    6,900     Groton City, CT, GO BAN, Series 2004                            2.00         2/16/2005           6,910
   32,860     Hudson County, NJ, BAN                                          2.50         9/21/2005          32,902
                                                                                                          ----------
                                                                                                              39,812
                                                                                                          ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   10,000     Bank One Corp., Subordinated Notes                              7.63         8/01/2005          10,393
                                                                                                          ----------
              REGIONAL BANKS (2.9%)
   11,630     Keycorp, Senior MTN, Series G                                   4.63         5/16/2005          11,779
   25,000     Marshall & Ilsley Corp., Series E                               1.72         5/23/2005          25,000
   25,000     Wilmington Trust Co., CD                                        2.05         5/16/2005          25,000
   25,000     Wilmington Trust Co., CD                                        1.65         5/17/2005          25,001
                                                                                                          ----------
                                                                                                              86,780
                                                                                                          ----------
              SALES TAX (0.9%)
   25,000     Sales Tax Asset Receivable Corp. RB, Series 2005B               2.59        10/15/2005          25,011
                                                                                                          ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.4%)
    6,000     Chicago, IL, Tax Increment Allocation Bonds,
                 Series 2000B (INS)                                           6.70        12/01/2004           6,023
    5,000     Glendale, WI, BAN, Series 2004B                                 2.50         9/21/2005           5,000
                                                                                                          ----------
                                                                                                              11,023
                                                                                                          ----------
              SPECIALIZED FINANCE (0.5%)
   15,000     CIT Group, Inc., Senior Notes                                   7.63         8/16/2005          15,583
                                                                                                          ----------
              WIRELESS TELECOMMUNICATION SERVICES (1.7%)
   50,000     Vodafone Group plc, Global Notes                                7.63         2/15/2005          50,871
                                                                                                          ----------
              U.S. GOVERNMENT (0.5%)
   15,000     Fannie Mae, Notes(d)                                            1.40         3/29/2005          15,000
                                                                                                          ----------
              Total fixed-rate instruments (cost: $333,594)                                                  333,594
                                                                                                          ----------
              COMMERCIAL PAPER (16.3%)

              ASSET-BACKED FINANCING (9.2%)
   12,000     Check Point Charlie, Inc.(a,b)                                  1.70        11/01/2004          12,000
   15,000     Check Point Charlie, Inc.(a,b)                                  1.70        11/08/2004          14,995
   15,000     Check Point Charlie, Inc.(a,b)                                  1.68        11/09/2004          14,994
   15,000     Check Point Charlie, Inc.(a,b)                                  1.72        11/15/2004          14,990
   15,716     Check Point Charlie, Inc.(a,b)                                  1.93        12/08/2004          15,685
    9,021     Check Point Charlie, Inc.(a,b)                                  1.90         2/09/2005           8,973
   12,100     Lockhart Funding LLC(a,b)                                       1.70        11/16/2004          12,091
   10,700     Lockhart Funding LLC(a,b)                                       1.84        11/18/2004          10,691
   12,400     Lockhart Funding LLC(a,b)                                       1.87        11/29/2004          12,382
   20,000     Lockhart Funding LLC(a,b)                                       1.90        12/02/2004          19,967

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                COUPON OR
   AMOUNT     SECURITY                                               DISCOUNT RATE          MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------
  $20,000     Lockhart Funding LLC(a,b)                                       1.90%       12/09/2004      $   19,960
   15,000     Lockhart Funding LLC(a,b)                                       1.90         2/04/2005          14,925
   11,000     Sunbelt Funding Corp.(a,b)                                      1.66        11/08/2004          10,996
   13,573     Sunbelt Funding Corp.(a,b)                                      1.70        11/16/2004          13,563
   15,000     Sunbelt Funding Corp.(a,b)                                      1.85        11/22/2004          14,984
   13,807     Sunbelt Funding Corp.(a,b)                                      1.92        12/07/2004          13,781
   20,000     Sunbelt Funding Corp.(a,b)                                      1.92        12/13/2004          19,955
   16,000     Sunbelt Funding Corp.(a,b)                                      1.95        12/16/2004          15,961
   15,000     Tannehill Capital Co., LLC(a,b)                                 1.85        11/17/2004          14,988
                                                                                                          ----------
                                                                                                             275,881
                                                                                                          ----------
              CONSUMER FINANCE (0.5%)
   14,200     Dealers Capital Access Trust, Inc. (NBGA)                       1.95         2/14/2005          14,119
                                                                                                          ----------
              DIVERSIFIED BANKS (3.3%)
   17,524     Bankamerica Corp.                                               2.08         1/26/2005          17,437
   15,000     Bavaria TRR Corp.(a,b)                                          1.82        11/04/2004          14,998
   10,000     Bavaria TRR Corp.(a,b)                                          1.94        11/19/2004           9,990
   20,000     Gotham Funding Corp.(a,b)                                       1.81        11/02/2004          19,999
   24,080     Gotham Funding Corp.(a,b)                                       1.88        11/17/2004          24,060
   13,398     Gotham Funding Corp.(a,b)                                       1.98        11/24/2004          13,381
                                                                                                          ----------
                                                                                                              99,865
                                                                                                          ----------
              ELECTRIC UTILITIES (1.0%)
    9,000     Georgia Transmission Corp.(a,b)                                 1.72        11/10/2004           8,996
   10,000     Georgia Transmission Corp.(a,b)                                 1.75        11/24/2004           9,989
   10,000     Georgia Transmission Corp.(a,b)                                 2.10         1/10/2005           9,959
                                                                                                          ----------
                                                                                                              28,944
                                                                                                          ----------
              HEALTH CARE FACILITIES (0.7%)
   20,000     Trinity Health Corp.                                            1.71        11/04/2004          19,997
                                                                                                          ----------
              MUNICIPAL FINANCE (0.4%)
   12,500     New York Job Development Auth., Series H (NBGA)                 1.73        11/03/2004          12,499
                                                                                                          ----------
              PACKAGED FOODS & MEAT (1.2%)
   16,522     Sara Lee Corp.(a,b)                                             1.86        12/06/2004          16,492
   19,346     Sara Lee Corp.(a,b)                                             2.01        12/17/2004          19,297
                                                                                                          ----------
                                                                                                              35,789
                                                                                                          ----------
              Total commercial paper (cost: $487,094)                                                        487,094
                                                                                                          ----------
              PUT BONDS (5.3%)

              AUTOMOBILE MANUFACTURERS (0.9%)
   25,000     BMW US Capital, LLC, Notes(b)                                   4.23         6/07/2016          25,298
                                                                                                          ----------
              DIVERSIFIED BANKS (1.0%)
   30,000     Marshall & Ilsley Bank Notes                                    5.25        12/15/2016          30,135
                                                                                                          ----------
              INTEGRATED OIL & GAS (0.9%)
   28,000     California Pollution Control Financing Auth.
                 Environmental Improvement RB, Series 1997(b)                 1.93        12/01/2032          28,000
                                                                                                          ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                COUPON OR
   AMOUNT     SECURITY                                               DISCOUNT RATE          MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------
              OIL & GAS REFINING & MARKETING &
                 TRANSPORTATION (2.1%)
  $16,944     Harris County, TX, Industrial Development Corp.,
                 RB, Series 1995(b)                                           1.71%        3/01/2023      $   16,944
   44,456     Harris County, TX, Industrial Development Corp.,
                 RB, Series 1995(b)                                           1.83         3/01/2023          44,456
                                                                                                          ----------
                                                                                                              61,400
                                                                                                          ----------
              WATER UTILITIES (0.2%)
    6,395     Destin Water Users, Inc., FL, BAN, Series 2003                  2.60         8/01/2006           6,395
                                                                                                          ----------
              U.S. GOVERNMENT (0.2%)
    5,780     Overseas Private Investment Corp.,
                 Series 1995-221/308                                          2.55        12/14/2007           5,780
                                                                                                          ----------
              Total put bonds (cost: $157,008)                                                               157,008
                                                                                                          ----------
              VARIABLE-RATE DEMAND NOTES (44.7%)

              AGRICULTURAL PRODUCTS (0.5%)
   13,335     Mississippi Business Finance Corp., RB,
                 Series 2002 (LOC - Regions Bank)                             2.01         4/01/2012          13,335
                                                                                                          ----------
              AIRPORT SERVICES (0.1%)
    1,300     Shawnee Kansas Private Activity, RB,
                 Series 1997 (LOC - JPMorgan Chase Bank)                      2.00        12/01/2012           1,300
                                                                                                          ----------
              AIRPORT/PORT (0.4%)
   11,800     Tulsa, OK, Airport Improvement Trust RB
                 (LOC - JPMorgan Chase Bank)                                  1.89         6/01/2023          11,800
                                                                                                          ----------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.3%)
    7,165     St. Charles Parish, LA, RB, Series 2002
                 (LOC - Hibernia Natl. Bank)                                  2.11         9/01/2024           7,165
                                                                                                          ----------
              APPROPRIATED DEBT (0.2%)
    4,465     New Jersey Sports and Exposition Auth., Bonds,
                 Series 2002C (LIQ)(INS)                                      1.97         3/01/2005           4,465
                                                                                                          ----------
              ASSET-BACKED FINANCING (1.7%)
   12,568     Capital One Funding Corp., Notes, Series 1996E
                 (LOC - Bank One, N.A.)                                       1.87         7/02/2018          12,568
    6,214     Cornerstone Funding Corp. I, Notes, Series 2000B
                 (LOC - Fifth Third Bank)                                     2.05         1/01/2021           6,214
    4,145     Cornerstone Funding Corp. I, Notes,
                 Series 2003G (LOC - Huntington Natl. Bank)                   2.05         1/01/2024           4,145
   15,670     Cornerstone Funding Corp. I, Notes, Series 2001B
                 (LOC - Fifth Third Bank)                                     2.00         9/01/2026          15,670
   13,100     Cornerstone Funding Corp. I, Notes, Series 2004A
                 (LOC - Fifth Third Bank)                                     2.00         6/01/2029          13,100
                                                                                                          ----------
                                                                                                              51,697
                                                                                                          ----------
              AUTO PARTS & EQUIPMENT (1.2%)
   15,000     Alabama IDA, RB (LOC - Barclays Bank plc)                       2.33        10/01/2019          15,000
   10,240     Bardstown, KY, RB, Series 1994
                 (LOC - Comerica Bank, N.A.)                                  2.01         6/01/2024          10,240
   11,275     Bardstown, KY, RB, Series 1995
                 (LOC - Comerica Bank, N.A.)                                  2.01         3/01/2025          11,275
                                                                                                          ----------
                                                                                                              36,515
                                                                                                          ----------
              BROADCASTING & CABLE TV (0.7%)
   21,500     New Jersey Economic Development Auth., RB,
                 Series 1997A (NBGA)(b)                                       1.82        10/01/2021          21,500
                                                                                                          ----------
              BUILDINGS (0.3%)
    8,940     Downtown Marietta Development Auth., GA, RB,
                 Series 1996B (LIQ)                                           2.07         7/01/2021           8,940
                                                                                                          ----------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                COUPON OR
   AMOUNT     SECURITY                                               DISCOUNT RATE          MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------
              CASINOS & GAMING (2.4%)
  $21,000     Detroit, MI, Economic Development Corp., RB,
                 Series 1999A (LOC - Bank of America, N.A.)                   2.01%        5/01/2009      $   21,000
   41,830     Detroit, MI, Economic Development Corp., RB,
                 Series 1999C (LOC - Key Bank, N.A.)                          2.13         5/01/2009          41,830
    9,270     Greenville, SC, Memorial Auditorium District
                 Public Facilities, COP (MLO), Series 1996C
                 (LOC - Bank of America, N.A.)                                2.06         9/01/2017           9,270
                                                                                                          ----------
                                                                                                              72,100
                                                                                                          ----------
              COMMUNITY SERVICE (0.2%)
    6,400     Roman Catholic Diocese of Raleigh, NC, Notes,
                 Series A (LOC - Bank of America, N.A.)                       2.01         6/01/2018           6,400
                                                                                                          ----------
              DEPARTMENT STORES (1.1%)
   31,320     Belk, Inc., RB, Series 1998
                 (LOC - Wachovia Bank, N.A.)                                  1.98         7/01/2008          31,320
                                                                                                          ----------
              DIVERSIFIED COMMERCIAL SERVICES (0.2%)
    5,950     Variable Rate Taxable Demand Notes,
                 Series 1999 (LOC - FirstMerit Bank, N.A.)                    1.96         4/01/2020           5,950
                                                                                                          ----------
              DIVERSIFIED METALS & MINING (0.4%)
   12,000     Prince Metal Stamping USA, Inc., Variable/Term Rate
                 Notes, Series 2004 (LOC - Bank of Nova Scotia)               1.90         3/01/2024          12,000
                                                                                                          ----------
              EDUCATION (1.1%)
   15,000     Pepperdine Univ., Bonds, Series 2002B                           2.06         8/01/2037          15,000
    4,475     Rockland County, NY, IDA Civic Facility RB,
                 Series 2004B (LOC - Commerce Bank, N.A.)                     2.06         5/01/2034           4,475
    7,000     Savannah College of Art and Design, Inc., RB,
                 Series 2004 (LOC - Bank of America, N.A.)                    1.96         4/01/2024           7,000
    6,900     Univ. of Alabama, General RB,
                 Series 2004-B (LIQ)(INS)                                     1.96         7/01/2009           6,900
                                                                                                          ----------
                                                                                                              33,375
                                                                                                          ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   21,000     Amerivest Financial, LLC, Trust Redeemable
                 Securities, Series 2004 (LDA - AmSouth Bank,
                 N.A., U.S. Bank N.A.)(b)                                     2.11         6/01/2014          21,000
                                                                                                          ----------
              ENVIRONMENTAL SERVICES (0.2%)
    6,200     Texas Disposal Systems, Inc., Notes,
                 Series 2000 (LOC - Bank of America, N.A.)                    1.93         5/01/2012           6,200
                                                                                                          ----------
              FOREST PRODUCTS (0.7%)
   20,000     Gulf States Paper Corp., Demand Bonds,
                 Series 1998 (LOC - Bank of America, N.A.)                    1.93        11/01/2018          20,000
                                                                                                          ----------
              GENERAL OBLIGATION (0.9%)
   26,675     National City, CA, Community Development, Tax
                 Allocation Bonds, Series 2001A (LIQ)(INS)                    2.01         8/01/2025          26,675
                                                                                                          ----------
              HEALTH CARE FACILITIES (4.3%)
   11,650     American Health Care Centers, Inc., Notes,
                 Series 1999 (LOC - FirstMerit Bank, N.A.)                    1.96         2/01/2019          11,650
   18,185     Bronson Lifestyle Improvement & Research Center,
                 Notes, Series A (LOC - Fifth Third Bank)                     1.93         9/01/2030          18,185

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                COUPON OR
   AMOUNT     SECURITY                                               DISCOUNT RATE          MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------
  $ 6,200     Centrastate Medical Arts Building, LLC, Demand
                 Bonds, Series 2000 (LOC - Commerce Bank, N.A.)               2.11%       12/01/2025      $    6,200
    7,180     Crystal Clinic, Notes, Series 2000
                 (LOC - FirstMerit Bank, N.A.)                                1.96         4/01/2020           7,180
   23,500     Garlands of Barrington Lenders Inc., Demand Notes,
                 Series 2002E (LOC - Bank One, N.A.)                          1.87         4/01/2032          23,500
   15,000     Infirmary Health Systems Special Care, RB,
                 Series 2000B (LOC - Regions Bank)                            2.00         1/01/2024          15,000
   11,875     Louisiana Public Facilities Auth., RB,
                 Series 2002D (LOC - Hibernia Natl. Bank)                     2.11         7/01/2028          11,875
    7,500     MCE MOB IV LP, Demand Notes,
                 Series 2002 (LOC - National City Bank)                       1.93         8/01/2022           7,500
    7,100     Palmetto NW, LLC, Secured Promissory
                 Notes (LOC - National Bank of South Carolina)                2.04         5/01/2029           7,100
   12,020     Pensacola POB Inc., Bonds, Series 1990
                 (LOC - AmSouth Bank, N.A.)                                   1.89        10/01/2015          12,020
    7,310     Terre Haute, IN, RB, Series 2002D
                 (LOC - Huntington Natl. Bank)                                2.11         8/01/2032           7,310
                                                                                                          ----------
                                                                                                             127,520
                                                                                                          ----------
              HOME FURNISHINGS (0.5%)
    5,000     Caddo Parrish, LA, Industrial Development RB,
                 Series 2004 (LOC - Hibernia Natl. Bank)                      2.02         7/01/2024           5,000
   10,890     Standard Furniture Manufacturing Co., Inc.,
                 Promissory Notes, Series 2002
                 (LOC - AmSouth Bank, N.A.)                                   2.09         3/01/2015          10,890
                                                                                                          ----------
                                                                                                              15,890
                                                                                                          ----------
              HOSPITAL (0.9%)
   11,175     BRCH Corp. Demand Bonds, Series 1999
                 (LOC - Wachovia Bank, N.A.)                                  1.87        12/01/2028          11,175
   15,800     Indiana Health Facility Financing Auth., RB,
                 Series 1999B (LOC - Bank of America, N.A.)                   2.01         1/01/2019          15,800
                                                                                                          ----------
                                                                                                              26,975
                                                                                                          ----------
              HOTELS, RESORTS, & CRUISE LINES (0.7%)
    8,245     Alprion, LLC, Demand Bonds, Series 2004
                 (LOC - Federal Home Loan Bank of Topeka)                     2.03        10/01/2034           8,245
   13,415     Central Michigan Inns, RB,
                 Series 1998A (LOC - Standard Federal Bank)                   2.01        11/01/2028          13,415
                                                                                                          ----------
                                                                                                              21,660
                                                                                                          ----------
              HOUSEHOLD APPLIANCES (0.4%)
   13,100     Mississippi Business Finance Corp., Industrial
                 Development RB, Series 2000
                 (LOC - Bank of America, N.A.)                                2.06         6/01/2015          13,100
                                                                                                          ----------
              INDUSTRIAL CONGLOMERATES (0.5%)
   14,000     Mississippi Business Finance Corp., RB,
                 Series 1998(b)                                               1.82         2/01/2023          14,000
                                                                                                          ----------
              INDUSTRIAL GASES (0.2%)
    5,600     Sandhill Group, LLC, Option Notes, Series 2003
                 (LOC - Regions Bank)                                         2.00        12/01/2013           5,600
                                                                                                          ----------
              INDUSTRIAL MACHINERY (1.6%)
   25,000     Hampton Hydraulics, LLC, Promissory Notes,
                 Series 2003 (LOC - AmSouth Bank, N.A.)                       2.05         4/01/2013          25,000
   10,480     Savannah, GA, Economic Development Auth., RB,
                 Series 1998 (LOC - South Trust Bank, N.A.)                   2.16         6/01/2018          10,480
   11,985     Sterling Pipe & Tube, Inc., Notes,
                 Series 2000 (LOC - National City Bank)                       1.96        11/01/2012          11,985
                                                                                                          ----------
                                                                                                              47,465
                                                                                                          ----------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                COUPON OR
   AMOUNT     SECURITY                                               DISCOUNT RATE          MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (0.3%)
  $ 9,250     Software Capital Investments, LLC, Bonds,
                 Series 2003 (LOC - Bank of North Georgia)                    2.04%        6/01/2005      $    9,250
                                                                                                          ----------
              LEISURE FACILITIES (1.7%)
    8,450     First Church of God, Notes, Series 2002
                 (LOC - Huntington Natl. Bank)                                2.05        10/03/2022           8,450
   12,000     Harvest Bible Chapel, Demand RB, Series 2004
                 (LOC - Fifth Third Bank)                                     2.00         8/01/2029          12,000
   31,200     Olympic Club, RB, Series 2002
                 (LOC - Allied Irish Banks plc)                               2.00        10/01/2032          31,200
                                                                                                          ----------
                                                                                                              51,650
                                                                                                          ----------
              LEISURE PRODUCTS (0.3%)
    8,390     McDuffie County, GA, Development Auth., RB,
                 Series 2002 (LOC - Regions Bank)                             2.06         8/01/2022           8,390
                                                                                                          ----------
              MULTIFAMILY HOUSING (1.1%)
   13,370     Arbor View II, LLC, Notes, Series 2001A
                 (LOC - Regions Bank)                                         1.90         4/01/2028          13,370
    9,825     Los Angeles, CA, Community Redevelopment
                 Agency MFH, RB, Series 2003B
                 (LOC - Fleet Natl. Bank)                                     1.94        10/15/2038           9,825
    8,700     New York City Housing Development Corp.,
                 Multi-Family Mortgage RB, Series 2002B
                 (LOC - Bayerische Hypovereinsbank AG)                        1.94        12/01/2035           8,700
                                                                                                          ----------
                                                                                                              31,895
                                                                                                          ----------
              MUNICIPAL FINANCE (0.2%)
    6,675     South Gate, CA COP (MLO), Pension Obligation
                 Program (LOC - Wachovia Bank, N.A.)                          1.99         6/01/2011           6,675
                                                                                                          ----------
              NURSING/CCRC (0.9%)
   20,695     Chestnut Partnership, Bonds,
                 Series 1999 (LOC - La Salle National Bank, N.A.)             2.00         1/01/2029          20,695
    7,000     Lincolnwood Funding Corp., RB,
                 Series 1995A (LOC - South Trust Bank, N.A.)                  2.21         8/01/2015           7,000
                                                                                                          ----------
                                                                                                              27,695
                                                                                                          ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   12,570     Municipal Gas Auth. of Georgia RB, Series 2003A
                 (LOC - Bank One, N.A., Bayerische Landesbank,
                 Wachovia Bank, N.A.)                                         1.99         2/01/2015          12,570
   14,760     Southeast Alabama Gas District, General System RB,
                 Series 2003A (LIQ)(INS)                                      1.95         6/01/2023          14,760
                                                                                                          ----------
                                                                                                              27,330
                                                                                                          ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   14,870     KBL Capital Fund, Inc., Notes, Series A
                 (LOC - National City Bank of MI/IL)                          1.93         5/01/2027          14,870
                                                                                                          ----------
              PACKAGED FOODS & MEAT (0.1%)
    3,935     Atlanta Bread Co. International, Inc.,
                 Notes (LOC - Columbus Bank & Trust Co.)                      2.04         9/01/2023           3,935
                                                                                                          ----------
              PAPER PRODUCTS (0.6%)
    9,172     Bancroft Bag, Inc., Notes, Series 1998
                 (LOC - Bank One, N.A.)                                       1.90        11/01/2008           9,172
    9,605     Mac Papers, Inc., Demand Bonds,
                 Series 1995 (LOC - Wachovia Bank, N.A.)                      1.98         8/03/2015           9,605
                                                                                                          ----------
                                                                                                              18,777
                                                                                                          ----------
              PROPERTY & CASUALTY INSURANCE (2.4%)
   70,000     Alfa Corp., Promissory Notes, Series 2002(b)                    2.19         6/01/2017          70,000
                                                                                                          ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                COUPON OR
   AMOUNT     SECURITY                                               DISCOUNT RATE          MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (10.9%)
  $ 3,715     Baron Investments, Ltd., Notes, Series 2004
                 (LOC - Federal Home Loan Bank of Dallas)                     2.10%       10/01/2024      $    3,715
   12,250     BBN Holdings, LLC, Series 2004
                 (LOC - AmSouth Bank, N.A.)                                   2.09         6/01/2029          12,250
   10,500     Cornerstone Funding Corp. I, Notes,
                 Series 2000C (LOC - Deutsche Bank Trust Co.)                 2.00        12/01/2020          10,500
   13,065     Dellagnese Properties LLC, Demand Notes,
                 Series 2000 (LOC - FirstMerit Bank, N.A.)                    1.96        11/01/2025          13,065
   30,000     Earthsky Limited, Taxable Trust Redeemable
                 Securities, Series 2003A (LDA - AmSouth Bank,
                 N.A., U.S. Bank, N.A.)(b)                                    2.23         9/01/2013          30,000
   15,585     Exchange at Hammond LLC, Bonds,
                 Series 2002 (LOC - Bank of North Georgia)                    2.08         8/01/2022          15,585
   18,500     Fairway Park Properties LLC, Notes,
                 Series 2001 (LOC - National City Bank)                       1.96        10/15/2026          18,500
    7,635     Houston County, GA, IDA, RB,
                 Series 1997 (LOC - South Trust Bank, N.A.)                   2.19         8/01/2012           7,635
   12,000     JPV Capital LLC, Notes,
                 Series 1999A (LOC - Standard Federal Bank)                   2.03        12/01/2039          12,000
   14,455     JPV Capital LLC, Notes,
                 Series 2001A (LOC - Standard Federal Bank)                   2.01         7/01/2041          14,455
    6,295     Kederike Financial Group, LLC, Bonds,
                 Series 2002A (LOC - Compass Bank)                            2.11         7/01/2022           6,295
    9,155     LAM Funding LLC, Notes,
                 Series A (LOC - National City Bank of MI/IL)                 1.93        12/15/2027           9,155
   24,510     Mayfair at Great Neck, NY, Bonds, Series 1997
                 (LOC - Manufacturers & Traders Trust)                        1.99         1/01/2023          24,510
   12,220     Peachtree-Dunwoody Properties, LLC, Demand Bonds,
                 Series 2003 (LOC - Bank of North Georgia)                    2.04         3/01/2023          12,220
   15,235     PHF Investments, LLC,
                 Series 2004A (LOC - Associated Bank, N.A.)                   2.01         6/01/2044          15,235
    9,460     Pierce Memorial Baptist Home, Inc., Bonds,
                 Series 1999 (LOC - La Salle National Bank, N.A.)             2.00        10/01/2028           9,460
    9,720     SBAR-Piperno Co., RB, Series 1998
                 (LOC - Wachovia Bank, N.A.)                                  1.98         9/01/2012           9,720
   25,000     Sea Island Co. and Sea Island Coastal Properties
                 LLC, Notes, Series 2003
                 (LOC - Columbus Bank & Trust Co.)                            2.04         4/01/2023          25,000
   21,865     SF Tarns LLC, RB, Series 2000
                 (LOC - Standard Federal Bank)                                2.03        12/01/2025          21,865
   14,500     Shepherd Capital LLC, Notes,
                 Series 2003A (LOC - Comerica Bank, N.A.)                     2.01         1/01/2053          14,500
   12,715     Thayer Properties, LLC,
                 Series 2000 (LOC - Columbus Bank & Trust Co.)                2.00         7/01/2020          12,715
   12,000     WLB, LLC, Series 1997
                 (LOC - Columbus Bank & Trust Co.)                            2.00         4/01/2047          12,000
   15,215     Woodland Park Apartments, LLC, Series 2001
                 (LOC - Columbus Bank & Trust Co.)                            2.00         6/01/2031          15,215
                                                                                                          ----------
                                                                                                             325,595
                                                                                                          ----------
              REAL ESTATE TAX/FEE (0.4%)
   12,000     Mississippi Development Bank, Special Obligation
                 Bonds, Series 2002 (LIQ)(INS)                                2.03         6/01/2032          12,000
                                                                                                          ----------

              SPECIALTY CHEMICALS (0.2%)
    6,500     Gary, IN, Empowerment Zone Bonds,
                 Series 2000A (LOC - Federal Home Loan Bank)                  2.21         5/11/2020           6,500
                                                                                                          ----------
              SPECIALTY STORES (0.2%)
    5,200     Express Oil Change, LLC, Notes
                 (LOC - AmSouth Bank, N.A.)                                   2.01         7/01/2018           5,200
                                                                                                          ----------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                COUPON OR
   AMOUNT     SECURITY                                               DISCOUNT RATE          MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------
              STEEL (0.3%)
  $ 9,970     Indiana Development Finance Auth., RB,
                 Series 1998 (LOC - Bank One, N.A.)                           1.96%        1/01/2009      $    9,970
                                                                                                          ----------
              TEXTILES (0.2%)
    7,048     Loma Co. LLC, Floating Rate Option Notes
                 (LOC - Bank One, N.A.)                                       1.87        12/01/2008           7,048
                                                                                                          ----------
              TRUCKING (0.2%)
    6,800     Iowa 80 Group Inc., Demand Bonds,
                 Series 2003 (LOC - Wells Fargo Bank, N.A.)                   1.89         6/01/2016           6,800
                                                                                                          ----------
              WATER UTILITIES (0.2%)
    5,500     Connecticut Water Co., Debenture Bonds,
                 Series 2004 (LOC - Citizens Bank of Rhode Island)            1.90         1/04/2029           5,500
                                                                                                          ----------
              WATER/SEWER UTILITY (0.7%)
   16,680     Hesperia, CA, Public Financing Auth., RB,
                 Series 1998A (LOC - Bank of America, N.A.)                   1.93         6/01/2026          16,680
    3,000     Kern Water Bank Auth., CA, RB,
                 Series 2003B (LOC - Wells Fargo Bank, N.A.)                  1.90         7/01/2028           3,000
                                                                                                          ----------
                                                                                                              19,680
                                                                                                          ----------
              Total variable-rate demand notes (cost: $1,332,707)                                          1,332,707
                                                                                                          ----------

              ADJUSTABLE-RATE NOTES (23.0%)

              ASSET-BACKED FINANCING (1.8%)
   29,400     Descartes Funding Trust, Short-Term Notes
                 (acquired 12/18/2003; cost $29,400)(b,c)                     1.87        11/15/2004          29,400
   25,000     RMAC 2004-NS3 plc Notes(b)                                      1.87         9/12/2005          25,000
                                                                                                          ----------
                                                                                                              54,400
                                                                                                          ----------
              CONSUMER FINANCE (1.0%)
   30,000     SLM Corp., Extendible Notes(b)                                  1.87        12/02/2005          30,000
                                                                                                          ----------
              DIVERSIFIED BANKS (8.8%)
   50,000     Associated Bank, N.A., Notes                                    1.70         2/03/2005          50,000
   17,300     Mercantile Safe Deposit & Trust, Notes                          1.88         4/15/2005          17,300
   10,000     Mercantile Safe Deposit & Trust, Notes                          1.86         9/12/2005          10,000
   10,000     Mercantile Safe Deposit & Trust, Notes                          1.91        10/18/2005          10,000
   50,000     Northern Rock PLC, Senior MTN(b)                                2.02         1/13/2005          50,000
   50,000     Northern Rock PLC, Senior MTN(b)                                1.89         7/08/2005          50,000
   75,000     Washington Mutual Bank, Senior Global Notes,
                 Series 5                                                     1.89         8/24/2005          75,000
                                                                                                          ----------
                                                                                                             262,300
                                                                                                          ----------
              GAS UTILITIES (1.7%)
   50,000     Baltimore Gas & Electric Co., 1st Refunding
                 Mortgage Bonds                                               1.80         9/01/2005          50,000
                                                                                                          ----------
              LIFE & HEALTH INSURANCE (1.8%)
    8,333     Premium Asset Trust Certificates, Series 2003-12(b)             1.93        12/22/2004           8,334
   20,000     Premium Asset Trust Certificates, Series 2004-5(b)              1.87         5/13/2005          20,000
   25,000     Premium Asset Trust Certificates, Series 2004-8(b)              1.88        10/14/2005          25,000
                                                                                                          ----------
                                                                                                              53,334
                                                                                                          ----------
              MANAGED HEALTH CARE (0.7%)
   20,700     Unitedhealth Group Inc., Notes(b)                               2.27        11/09/2004          20,702
                                                                                                          ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                COUPON OR
   AMOUNT     SECURITY                                               DISCOUNT RATE          MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (0.8%)
  $25,000     Oil Insurance Ltd., Extendible Floating
                 Rate Notes(b)                                                1.99%       12/09/2005      $   25,000
                                                                                                          ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   20,000     General Electric Capital Corp.,
                 Extendible Monthly Securities, MTN, Series A                 1.96        11/09/2005          20,000
                                                                                                          ----------
              SPECIALIZED FINANCE (0.9%)
   23,255     CIT Group Inc., Global Senior MTN                               2.56         7/29/2005          23,330
    3,000     CIT Group Inc., Global Senior MTN                               1.92        11/04/2005           3,007
                                                                                                          ----------
                                                                                                              26,337
                                                                                                          ----------
              THRIFTS & MORTGAGE FINANCE (4.3%)
   25,000     Bradford & Bingley plc(b)                                       2.09         4/08/2005          25,000
   33,000     Countrywide Home Loans, Inc., MTN, Series L                     2.14         4/12/2005          32,998
   25,000     Countrywide Home Loans, Inc., MTN, Series M                     1.81         5/20/2005          24,994
    2,300     Countrywide Home Loans, Inc., MTN, Series K                     2.29         5/20/2005           2,306
    5,000     Countrywide Home Loans, Inc., MTN, Series M                     2.01         6/23/2005           4,999
   15,000     Countrywide Home Loans, Inc., MTN, Series M                     1.85         8/26/2005          14,999
   25,000     Washington Mutual Bank, Series CD                               2.06         7/18/2005          25,000
                                                                                                          ----------
                                                                                                             130,296
                                                                                                          ----------
              U.S. GOVERNMENT (0.5%)
   15,000     Fannie Mae, Notes(d)                                            1.65         2/08/2005          15,000
                                                                                                          ----------
              Total adjustable-rate notes (cost: $687,369)                                                   687,369
                                                                                                          ----------
              TOTAL INVESTMENTS (COST: $2,997,772)                                                        $2,997,772
                                                                                                          ==========

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

           BAN       Bond Anticipation Note

           CD        Certificate of Deposit

           COP       Certificate of Participation

           GO        General Obligation

           IDA       Industrial Development Authority/Agency

           MFH       Multifamily Housing

           MLO       Municipal Lease Obligation

           MTN       Medium-Term Note

           RB        Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company, or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

           (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

           (LDA) Interest payments are guaranteed by a bank letter of credit and principal payments are guaranteed by a bank deposit account.

                                                                              11
 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

           (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies:
                     JPMorgan Chase Bank, AmSouth Bank, N.A., Bank of Nova Scotia, or South Trust Bank, N.A.
           (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement including one of the following companies: Caterpillar Financial Services Corp., Federal Home Loan Bank of Dallas, Federal Home Loan Bank of Topeka, or General Electric Co.
           (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Pursuant to Rule 2a-7 under the Investment Company Act of 1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts. Repurchase agreements are valued at cost.

            2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,983,888,000 at October 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (c) Security that has been deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate value of these securities at October 31, 2004, was $29,400,000, which represented 1.0% of the Fund's net assets.

         (d) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

            DIRECTORS    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48447-1204                                   (C)2004, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.